As filed with the Securities and Exchange Commission on November 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

The Olstein All Cap Value Fund
Schedule of Investments as of September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Air Freight & Logistics - 0.8%
FedEx Corp.	52,000	$4,446,000

Airlines - 0.5%
Delta Air Lines, Inc. (a)	250,000	2,910,000

Beverages - 4.4%
The Coca-Cola Company	112,000	6,554,240
Constellation Brands, Inc. - Class A (a)	365,000	6,456,850
Dr Pepper Snapple Group, Inc.	190,000	6,748,800
Molson Coors Brewing Company - Class B	123,000	5,808,060
		25,567,950
Biotechnology - 2.2%
Charles River Laboratories International, Inc. (a)	166,000	5,502,900
Life Technologies Corporation (a)	155,000	7,236,950
		12,739,850
Capital Markets - 5.8%
BlackRock, Inc.	51,000	8,682,750
The Charles Schwab Corporation	621,000	8,631,900
Legg Mason, Inc.	341,000	10,335,710
Morgan Stanley	240,000	5,923,200
		33,573,560
Chemicals - 1.7%
E. I. du Pont de Nemours & Company	222,000	9,905,640

Commercial Services & Supplies - 3.7%
Cintas	260,000	7,163,000
Korn/Ferry International (a)	440,000	7,277,600
MasterCard, Inc. - Class A	32,000	7,168,000
		21,608,600
Communications Equipment - 3.4%
Cisco Systems, Inc. (a)	410,000	8,979,000
CommScope, Inc. (a)	458,000	10,872,920
		19,851,920
Computers & Peripherals - 2.3%
Apple Inc. (a)	28,000	7,945,000
International Business Machines Corporation (IBM)	39,000	5,231,460
		13,176,460
Consumer Finance - 3.0%
American Express Company	197,000	8,279,910
Equifax, Inc.	287,000	8,954,400
		17,234,310
Containers & Packaging - 2.0%
Sealed Air Corporation	268,000	6,024,640
Sonoco Products Company	165,000	5,517,600
		11,542,240
Diversified Financial Services - 2.3%
AllianceBernstein Holding LP	394,000	10,405,540
JPMorgan Chase & Co.	72,000	2,741,040
		13,146,580
Electronic Equipment & Instruments - 2.8%
Agilent Technologies, Inc. (a)	241,000	8,042,170
Thermo Fisher Scientific, Inc. (a)	165,000	7,900,200
		15,942,370
Health Care Equipment & Supplies - 10.0%
Baxter International Inc.	160,000	7,633,600
Becton, Dickinson and Company	110,000	8,151,000
CareFusion Corporation (a)	368,000	9,141,120
Covidien PLC (b)	226,000	9,082,940
DENTSPLY International Inc.	194,000	6,202,180
Stryker Corporation	185,000	9,259,250
Zimmer Holdings, Inc. (a)	165,000	8,634,450
		58,104,540
Health Care Products - 1.0%
Johnson & Johnson	91,000	5,638,360

Health Care Providers & Services - 2.3%
Henry Schein, Inc. (a)	110,400	6,467,232
Quest Diagnostics Incorporated	130,000	6,561,100
		13,028,332
Household Durables - 1.7%
Harman International Industries, Incorporated (a)	290,600	9,708,946

Household Products - 1.9%
Kimberly-Clark Corporation	84,000	5,464,200
The Procter & Gamble Company	95,000	5,697,150
		11,161,350
Industrial Conglomerates - 3.7%
3M Co.	65,000	5,636,150
Teleflex Incorporated	148,000	8,403,440
Tyco International Ltd. (b)	206,000	7,566,380
		21,605,970
Insurance - 4.8%
The Chubb Corporation	120,000	6,838,800
Fidelity National Financial, Inc. - Class A	485,000	7,619,350
Hanover Insurance Group Inc.	132,000	6,204,000
W. R. Berkley Corporation	272,000	7,363,040
		28,025,190
IT Services - 1.3%
Accenture PLC - Class A (b)	174,000	7,393,260

Machinery - 4.2%
Cummins Inc.	47,000	4,257,260
Ingersoll-Rand Co. - Class A (b)	250,000	8,927,500
Pall Corporation	88,000	3,664,320
The Timken Company	190,000	7,288,400
		24,137,480
Management Consulting Services - 1.4%
ABB Limited - ADR (b)	389,000	8,215,680

Media - 1.4%
The Walt Disney Company	245,000	8,111,950

Multiline Retail - 1.8%
Macy's, Inc.	445,000	10,275,050

Office Electronics - 2.0%
Xerox Corporation	1,135,000	11,747,250

Oil & Gas - 1.3%
Exxon Mobil Corporation	123,000	7,600,170

Restaurants - 2.3%
McDonald's Corporation	67,000	4,992,170
Ruby Tuesday, Inc. (a)	714,000	8,475,180
		13,467,350
Semiconductor & Semiconductor Equipment - 5.3%
Intel Corporation	875,000	16,826,250
Novellus Systems, Inc. (a)	212,000	5,634,960
Teradyne, Inc. (a)	725,000	8,076,500
		30,537,710
Software - 3.6%
Adobe Systems Incorporated (a)	130,000	3,399,500
Microsoft Corporation	485,000	11,877,650
Teradata Corporation (a)	150,000	5,784,000
		21,061,150
Specialty Retail - 10.7%
Bed Bath & Beyond, Inc. (a)	192,000	8,334,720
Collective Brands, Inc. (a)	634,500	10,240,830
The Dress Barn, Inc. (a)	185,000	4,393,750
The Home Depot, Inc.	310,000	9,820,800
Lowe's Companies, Inc.	345,000	7,690,050
PetSmart, Inc.	185,000	6,475,000
RadioShack Corporation	503,000	10,728,990
The TJX Companies, Inc.	95,000	4,239,850
		61,923,990
Textiles, Apparel & Luxury Goods - 1.1%
Jones Apparel Group, Inc.	309,000	6,068,760

TOTAL COMMON STOCKS (Cost $506,276,270)		559,457,968

SHORT-TERM INVESTMENTS - 3.3%
Money Market Funds (c) - 3.3%
The AIM STIT - Liquid Assets Portfolio - Institutional Shares, 0.15%	1,992,085	1,992,085
Fidelity Institutional Money Market - Money Market Portfolio - Class I, 0.25%	16,910,587	16,910,587
		18,902,672

TOTAL SHORT-TERM INVESTMENTS (Cost $18,902,672)		18,902,672

TOTAL INVESTMENTS - 100.0%
(Cost $525,178,942)		578,360,640
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		27,025
TOTAL NET ASSETS - 100.0%		$578,387,665

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$525,178,942
Gross unrealized appreciation	77,455,641
Gross unrealized depreciation	(24,273,943)
Net unrealized appreciation	$53,181,698

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Olstein Strategic Opportunities Fund
Schedule of Investments as of September 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Beverages - 2.4%
Constellation Brands, Inc. - Class A (a)	23,000	$406,870

Biotechnology - 4.0%
Charles River Laboratories International, Inc. (a)	9,000	298,350
Life Technologies Corporation (a)	8,000	373,520
		671,870

Business Services - 2.0%
Barrett Business Services, Inc.	22,000	334,180

Capital Markets - 6.1%
Janus Capital Group Inc.	36,000	394,200
Legg Mason, Inc.	20,500	621,355
		1,015,555
Commercial Services & Supplies - 6.5%
Brady Corporation - Class A	13,500	393,795
Cintas	15,000	413,250
Korn/Ferry International (a)	17,000	281,180
		1,088,225
Communications Equipment - 4.3%
CommScope, Inc. (a)	30,000	712,200

Computers & Peripherals - 2.5%
NCR Corporation (a)	30,000	408,900

Diversified Financial Services - 3.3%
AllianceBernstein Holding LP	21,000	554,610

Health Care Equipment & Supplies - 7.7%
CareFusion Corporation (a)	18,000	447,120
CONMED Corporation (a)	19,000	425,790
DENTSPLY International Inc.	13,000	415,610
		1,288,520
Household Durables - 5.4%
Harman International Industries, Incorporated (a)	16,000	534,560
Snap-on, Incorporated	8,000	372,080
		906,640
Industrial Conglomerates - 5.4%
Standex International Corporation	13,400	324,146
Teleflex Incorporated	10,000	567,800
		891,946
Insurance - 4.2%
Fidelity National Financial, Inc. - Class A	22,000	345,620
W. R. Berkley Corporation	13,000	351,910
		697,530
Machinery - 6.1%
Columbus McKinnon Corporation (a)	21,000	348,390
The Middleby Corporation (a)	4,000	253,560
The Timken Company	11,000	421,960
		1,023,910
Multiline Retail - 4.2%
Macy's, Inc.	30,000	692,700

Office Electronics - 3.6%
Xerox Corporation	58,000	600,300

Restaurants - 7.4%
The Cheesecake Factory Incorporated (a)	11,000	291,170
Cracker Barrel Old Country Store Inc.	5,000	253,800
Ruby Tuesday, Inc. (a)	58,000	688,460
		1,233,430
Semiconductor & Semiconductor Equipment - 9.8%
Entegris Inc. (a)	145,000	677,150
Microsemi Corporation (a)	29,000	497,350
Teradyne, Inc. (a)	41,000	456,740
		1,631,240
Specialty Retail - 11.0%
Collective Brands, Inc. (a)	36,000	581,040
DSW, Inc. - Class A (a)	12,000	344,400
The Finish Line, Inc. - Class A	30,000	417,300
RadioShack Corporation	23,000	490,590
		1,833,330
Textiles, Apparel & Luxury Goods - 2.9%
Jones Apparel Group, Inc.	25,000	491,000

TOTAL COMMON STOCKS (Cost $15,040,642)		16,482,956

SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds (c) - 1.9%
The AIM STIT - Liquid Assets Portfolio - Institutional Shares, 0.15%	49,561	49,561
Fidelity Institutional Money Market - Money Market Portfolio - Class I, 0.25%	275,709	275,709
		325,270

TOTAL SHORT-TERM INVESTMENTS (Cost $325,270)		325,270

TOTAL INVESTMENTS - 100.7%
(Cost $15,365,912)		16,808,226
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(121,444)
TOTAL NET ASSETS - 100.0%		$16,686,782

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$15,365,912
Gross unrealized appreciation	2,193,428
Gross unrealized depreciation	(751,114)
Net unrealized appreciation	$1,442,314

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurement Summary at September 30, 2010

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and  valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' net assets as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
All Cap Value Fund
Equity
Consumer Discretionary	$109,556,046	$-	$-	$109,556,046
Consumer Staples	36,729,300	-	-	36,729,300
Energy	7,600,170	-	-	7,600,170
Financials	83,025,240	-	-	83,025,240
Health Care	105,814,722	-	-	105,814,722
Industrials	76,306,690	-	-	76,306,690
Information Technology	118,977,920	-	-	118,977,920
Materials	21,447,880	-	-	21,447,880
Total Equity	559,457,968	-	-	559,457,968
Short-Term Investments	18,902,672	-	-	18,902,672
Total Investments in Securities	$578,360,640	$-	$-	$578,360,640

Strategic Opportunities Fund
Equity
Consumer Discretionary	$4,785,020	$-	$-	$4,785,020
Consumer Staples	406,870	-	-	406,870
Financials	2,267,695	-	-	2,267,695
Health Care	2,528,190	-	-	2,528,190
Industrials	3,142,541	-	-	3,142,541
Information Technology	3,352,640	-	-	3,352,640
Total Equity	16,482,956	-	-	16,482,956
Short-Term Investments	325,270	-	-	325,270
Total Investments in Securities	$16,808,226	$-	$-	$16,808,226

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities.  The standard does not have any impact on the Funds' financial disclosures because the Funds have not maintained any positions in derivative instruments or engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Olstein Funds

By (Signature and Title  /s/ Robert A. Olstein
 Robert A. Olstein, President

Date        11/23/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Robert A. Olstein
  Robert A. Olstein, President

Date        11/23/10

By (Signature and Title)  /s/ Michael Luper
  Michael Luper, Treasurer

Date        11/23/10